Cover	Sep. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2021
Entity File Number	000-51371
Entity Registrant Name	LINCOLN EDUCATIONAL SERVICES CORPORATION
Entity Central Index Key	0001286613
Entity Tax Identification Number	57-1150621
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	14 Sylvan Way, Suite A
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	736-9340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	LINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false